RELATED PARTY TRANSACTIONS AND BALANCES - Schedule of Remuneration of Key Management Personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Payroll, consulting and benefits	$ 7,807	$ 6,406
Total	33,983	15,049
General and administrative costs
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Payroll, consulting and benefits	6,640	5,145
Research
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Payroll, consulting and benefits	1,167	1,261
Options
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Share-based compensation	24,937	8,643
Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Share-based compensation	$ 1,239	$ 0